Derivatives - Cash Flow Hedges Schedule (Period expected to occur and to affect the Income Statement) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Within 1 year [Member]
As of
Cash inflows from assets	€ 0	€ 28
Cash outflows from liabilities	0	0
Net cash flows	0	28
1-3 years
As of
Cash inflows from assets	0	18
Cash outflows from liabilities	0	0
Net cash flows	0	18
3-5 years
As of
Cash inflows from assets	0	0
Cash outflows from liabilities	0	13
Net cash flows	0	(13)
Over 5 years
As of
Cash inflows from assets	0	0
Cash outflows from liabilities	0	0
Net cash flows	€ 0	€ 0